BASIS OF PRESENTATION (Details Textuals 1) (USD $) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Noncontrolling Interest [Line Items]
Revenue
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue			$ 5.5
Entity Number Of Employees	120,000		120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity Number Of Employees	13,000		13,000